Lease liabilities - Contractual maturities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 366.0	$ 372.4
Total contractual cash flows	$ 686.6	698.9
Weighted average
Disclosure of quantitative information about right-of-use assets [line items]
Average remaining lease term	11 years
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 70.5	69.8
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	139.5	140.0
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	109.3	111.3
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 367.3	$ 377.8